CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $)	1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		1 Months Ended
	Jul. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012 Convertible redeemable preferred shares	Jul. 31, 2007 Series A preferred shares	Dec. 31, 2012 Series A preferred shares	Dec. 31, 2010 Series A preferred shares	Jul. 10, 2010 Series A preferred shares	Dec. 31, 2007 Series A preferred shares	Jul. 31, 2001 Series A preferred shares	Jul. 31, 2009 Series B preferred shares	Jul. 31, 2009 Series B preferred shares	Dec. 31, 2012 Series B preferred shares	Dec. 31, 2010 Series B preferred shares	Jul. 31, 2009 Series B-1 preferred shares	Jul. 31, 2009 Series B-2 preferred shares	Dec. 31, 2012 Series B-2 preferred shares	Mar. 31, 2010 Series B-2 preferred shares	Jul. 31, 2010 Series B-3 preferred shares	Jul. 26, 2010 Series B-3 preferred shares	Jul. 07, 2009 Series B-1 and B-2 preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Principal amount of Convertible Notes converted into shares	$ 3,000,000
Accrued Interest on Convertible Notes converted into shares	21,499
Number of shares issued in exchange for the Convertible Notes								1,171,875
Convertible redeemable preferred stock, shares issued								1,953,125						2,897,897	2,897,897			1,241,958	1,655,939			792,680
Issuance price (in dollars per share)								$ 2.56										$ 2.82	$ 3.62			$ 6.31
Cash consideration from issuance of shares				4,999,886				5,000,000										3,500,000	6,000,000			5,000,000
Issuance costs			350,000	1,989,843				112,845						546,316
Convertible redeemable preferred shares, conversion ratio										1.8421		1.8421	1	1	1		1
Amount of dividend paid on common stock greater than the rate at which preferred stock dividends were paid		0
Liquidation preference as a percentage of original issue price									150.00%							150.00%
Conversion price (in dollars per share)								$ 2.56				$ 1.39
Minimum net profit, subject to which conversion price will be adjusted																					6,593,407
Adjustment to conversion price																				0
Threshold for automatic conversion of preferred shares based on market capitalization at consummation of a public offering							300,000,000
Threshold for automatic conversion of preferred shares based on proceeds from IPO							60,000,000
Threshold for automatic conversion of preferred shares based on percentage of stockholders requested for conversion							50.00%
Period from maturity date after which preferred stock holders have right of request for redemption								48 months
Period from original issue date after which preferred stock holders have right of request for redemption															48 months
Redemption price as a percentage of issuance price							140.00%
Derivative liabilities											729,000												476,000	301,000
Change in fair value of derivatives				(14,528,000)	90,000	(1,994,000)
Deemed dividend on preferred shares										$ 1,053,766							$ 1,096,380